Significant Risks and Uncertainties Including Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Schedule of Revenues and Percentage of Combined Revenues for Customers

The following table presents time charter and bareboat revenues and percentage of revenues for customers that accounted for more than 10% of the Partnership’s revenues during the years ended December 31, 2017, 2016 and 2015. All of these customers are subsidiaries of major international oil companies, except KNOT, which was chartering the Windsor Knutsen from July 2014 until the vessel was redelivered to Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell (“Shell”) in October 2015.

	Year Ended December 31,
(U.S. Dollars in thousands)	2017		2016		2015
Eni Trading and Shipping S.p.A.	$46,441	22%	$47,001	27%	$46,806	30%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	45,115	21%	45,236	26%	40,618	26%
Statoil ASA	23,189	11%	21,760	13%	23,203	15%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.	28,129	13%	20,904	12%	19,789	13%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	51,259	24%	20,496	12%	4,466	3%
Standard Marine Tønsberg AS, a Norwegian subsidiary of ExxonMobil	17,634	8%	17,482	10%	3,637	2%
KNOT	—	—	—	—	16,231	11%
Galp Sinopec Brazil Services B.V.	734	1%	—	—	—	—